Issued capital and reserves	12 Months Ended
Dec. 31, 2024
Disclosure Of Issued Capital And Reserves [Abstract]
Issued capital and reserves
28. Issued capital and reserves
Titan America has one class of common stock. After considering the effect of the Share Split and Reorganization Transaction described in Note 26, the number of shares authorized for issuance and outstanding was 175,362,465 for the years ended December 31, 2024 and 2023. There were no shares issued but not fully paid as of December 31, 2024 and December 31, 2023.